Income and other taxes - Reconciliation of Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax [Abstract]
Beginning balance deferred tax liability (asset)	$ 92,477	$ 54,085
Deferred income tax expense	59,081	28,424
Deferred income tax expense included with the results from discontinued operations	3,264	9,968
Deferred tax payable included in the sale of the Nicaraguan Group	(10,568)	0
Net change in deferred taxes	51,777	38,392
Ending balance deferred tax liability (asset)	$ 144,254	$ 92,477